Cover	Dec. 19, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39934
Entity Registrant Name	D and Z Media Acquisition Corp.
Entity Central Index Key	0001830374
Entity Tax Identification Number	85-3390360
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2870 Peachtree Road NW
Entity Address, Address Line Two	Suite 509
Entity Address, City or Town	Atlanta
Entity Address, Country	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	585-8233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Trading Symbol	DNZ.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	DNZ
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	DNZ WS
Security Exchange Name	NYSE